Commercial Paper and Long-Term Debt	12 Months Ended
Dec. 31, 2010
Commercial Paper and Long-Term Debt
Commercial Paper and Long-Term Debt

8. Commercial Paper and Long-Term Debt

Commercial paper and long-term debt consisted of the following:

	December 31, 2010			December 31, 2009
(in millions)	Par Value	Carrying Value	Fair Value	Par Value	Carrying Value	Fair Value
Commercial paper	$930	$930	$930	$0	$0	$0
Senior unsecured floating-rate notes due June 2010	0	0	0	500	500	499
5.1% senior unsecured notes due November 2010	0	0	0	250	257	259
Senior unsecured floating-rate notes due February 2011	250	250	250	250	250	251
5.3% senior unsecured notes due March 2011	705	712	711	750	781	777
5.5% senior unsecured notes due November 2012	352	372	377	450	480	481
4.9% senior unsecured notes due February 2013	534	541	568	550	549	575
4.9% senior unsecured notes due April 2013	409	425	437	450	464	472
4.8% senior unsecured notes due February 2014	172	186	184	250	268	256
5.0% senior unsecured notes due August 2014	389	425	423	500	540	518
4.9% senior unsecured notes due March 2015	416	456	444	500	544	513
5.4% senior unsecured notes due March 2016	601	666	661	750	847	772
5.4% senior unsecured notes due November 2016	95	95	105	95	95	98
6.0% senior unsecured notes due June 2017	441	484	491	500	587	523
6.0% senior unsecured notes due November 2017	156	167	174	250	285	258
6.0% senior unsecured notes due February 2018	1,100	1,065	1,249	1,100	1,099	1,136
3.9% senior unsecured notes due October 2020	450	413	429	0	0	0
Zero coupon senior unsecured notes due November 2022	1,095	588	677	1,095	558	611
5.8% senior unsecured notes due March 2036	850	844	862	850	844	762
6.5% senior unsecured notes due June 2037	500	495	552	500	495	493
6.6% senior unsecured notes due November 2037	650	645	729	650	645	651
6.9% senior unsecured notes due February 2038	1,100	1,085	1,281	1,100	1,085	1,138
5.7% senior unsecured notes due October 2040	300	298	299	0	0	0

Total commercial paper and long-term debt	$11,495	$11,142	$11,833	$11,340	$11,173	$11,043

Maturities of commercial paper and long-term debt for the years ending December 31 are as follows:

(in millions)	Maturities of Long-Term Debt
2011	$1,892
2012	372
2013	966
2014	611
2015	456
Thereafter	6,257
$1,095 million par, zero coupon senior unsecured notes due November 2022 (a)	588

(a)	These notes have been included in current maturities of long-term debt in the Consolidated Balance Sheets as of December 31, 2010 and 2009 due to a current note holder option to "put" the note to the Company which began on November 15, 2010, and recurs each November 15 thereafter until 2022 (except 2014), at accreted value.

Commercial Paper and Bank Credit Facility

Commercial paper consists of senior unsecured debt sold on a discount basis with maturities up to 270 days. As of December 31, 2010, the Company's outstanding commercial paper had a weighted-average annual interest rate of 0.4%.

The Company has a $2.5 billion five-year revolving bank credit facility with 23 banks, which matures in May 2012. This facility supports the Company's commercial paper program and is available for general corporate purposes. There were no amounts outstanding under this facility as of December 31, 2010. The interest rate is variable based on term and amount and is calculated based on the London Interbank Offered Rate (LIBOR) plus a spread. As of December 31, 2010, the annual interest rate on this facility, had it been drawn, would have ranged from 0.5% to 0.7%.

Debt Covenants

The Company's bank credit facility contains various covenants including requiring the Company to maintain a debt-to-total-capital ratio, calculated as debt divided by the sum of debt and shareholders' equity, below 50%. The Company was in compliance with its debt covenants as of December 31, 2010.

Long-Term Debt

In October 2010, the Company issued $750 million in senior unsecured notes under its February 2008 S-3 shelf registration statement. The issuance included $450 million of 3.875% fixed-rate notes due October 2020 and $300 million of 5.700% fixed-rate notes due October 2040.

In February 2010, the Company completed cash tender offers for $775 million in aggregate principal of certain of its outstanding fixed-rate notes to improve the matching of interest rate exposure related to its floating rate assets and liabilities on its balance sheet.

In February 2008, the Company issued a total of $3.0 billion in senior unsecured debt, which included: $250 million of floating-rate notes due February 2011, $550 million of 4.9% fixed-rate notes due February 2013, $1.1 billion of 6.0% fixed-rate notes due February 2018 and $1.1 billion of 6.9% fixed-rate notes due February 2038

Interest Rate Swap Contracts

During 2010, the Company entered into interest rate swap contracts to convert a portion of its interest rate exposure from fixed rates to floating rates to more closely align interest expense with interest income received on its cash equivalent and investment balances. The floating rates are benchmarked to LIBOR. The swaps are designated as fair value hedges on fixed-rate debt issues maturing between March 2011 through March 2016 and June 2017 through October 2020. Since the specific terms and notional amounts of the swaps match those of the debt being hedged, they were assumed to be highly effective hedges and all changes in fair value of the swaps were recorded on the Consolidated Balance Sheets with no net impact recorded in the Consolidated Statements of Operations.

.

The following table summarizes the location and fair value of fair value hedges on the Company's Consolidated Balance Sheet as of December 31, 2010:

Notional Amount	Balance Sheet Location	Fair Value
(in millions)		(in millions)
$ 5,725	Other assets	$46
	Other liabilities	104

The following table provides a summary of the effect of changes in fair value of fair value hedges on the Company's Consolidated Statement of Operations:

(in millions)	Year Ended December 31, 2010
Hedge loss recognized in interest expense	$(58)
Hedged item gain recognized in interest expense	58

Net impact on the Company's Consolidated Statement of Operations	$0